Others, net	12 Months Ended
Dec. 31, 2023
Others, net
Others, net

14.  Others, net

Other income and expense consist of the following:

	Year ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Government grants	17,832	24,330	71,503
Foreign exchange (losses)/gains, net	(8,205)	13,733	(11,061)
Gains on derivatives	—	—	6,926
Others	(10,783)	(4,326)	(7,709)
Total	(1,156)	33,737	59,659

Government grants mainly represent amounts received from local governments in connection with the Group’s technology development activities.

During the year ended December 31, 2023, the Company entered into two foreign currency forward contracts to buy US$ using RMB in order to economically hedge the foreign currency risk of a portion of the Company’s intra-group balances denominated in non-functional currency. The Company estimates the fair value of the contracts using future cash based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties. Both of such forward contracts have been settled as of December 31, 2023. The gain from the fair values of these contracts was RMB6,926 for the year ended December 31, 2023 and are recorded in others, net in the consolidated statements of comprehensive loss. The RMB6,926 cash receipt from these contracts was reflected in cash flows from operating activities in the consolidated statement of cash flows.